                           -    BT INSTITUTIONAL FUNDS    -


                                ---------------------

                                    INSTITUTIONAL
                                 CASH MANAGEMENT FUND

                                ---------------------





                                    ANNUAL REPORT
                                   ----------------
                                    DECEMBER-1996

--------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

INSTITUTIONAL CASH MANAGEMENT FUND
   Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . . . 4
   Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . . . 4
   Statement of Changes in Net Assets. . . . . . . . . . . . . . . . . . . . 5
   Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . . 6
   Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . 7
   Report of Independent Accountants . . . . . . . . . . . . . . . . . . . . 8

CASH MANAGEMENT PORTFOLIO
   Schedule of Portfolio Investments . . . . . . . . . . . . . . . . . . . . 9
   Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . . .13
   Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . . .13
   Statement of Changes in Net Assets. . . . . . . . . . . . . . . . . . . .14
   Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . . .14
   Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . .15
   Report of Independent Accountants . . . . . . . . . . . . . . . . . . . .16

--------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND
LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

The money markets were dominated virtually throughout the twelve months ending December 31, 1996 by extreme volatility in short-term interest rates. By staying disciplined to the purchase of high quality instruments and actively adjusting maturities as market conditions changed, the manager of the Institutional Cash Management Fund ("the Fund") was able to produce competitive yields. In fact, the Fund's annualized 7-day effective yield of 5.45% as of December 31, 1996 was higher than the 5.30% effective yield of the IBC First Tier-Institutional Only Money Funds average.*

MARKET ACTIVITY
The Federal Reserve Board acted only once in 1996, cutting the Federal Funds rate from 5.50% to 5.25% in January, in response to a weaker economy. The markets expected a near-term recession to drive interest rates even lower. However, once February economic data indicated stronger than anticipated growth, most notably through very strong non-farm payroll numbers, market sentiment changed completely and quickly, and interest rates rose sharply. The economy remained strong through July, leading market participants, in general, to fear that the Fed would raise interest rates officially.

INVESTMENT INSTRUMENTS
Bank obligations, commercial paper, U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Instead, the Federal Reserve Board held monetary policy neutral for the rest of 1996. Rates continued to fluctuate, rising on positive economic news and dipping on the news that the Fed remained on the sidelines each time they met. Nevertheless, in contrast to the effects of dramatic increases in interest rates during the first half of the year, moderate economic activity in the second half proved much more favorable for the financial markets.

OBJECTIVE
Seeks high current income consistent with liquidity in preservation of capital.

Growth slowed in the third quarter, and inflation data continued to display an absence of any real pressure. Much of the slowdown appeared in the consumer sector, even though employment gains remained strong. Total real GDP growth tapered from an unsustainable 4.7% increase in the second quarter to 2.1% in the third.

There was no deterioration of economic growth in the final three months of the year. Consumer spending perked up in response to a high degree of confidence and a still-favorable job market, and business investment continued to expand rapidly. These conditions proved favorable for the money markets, as short-term interest rates remained steady while longer-term rates drifted lower.

RATINGS
S&P:  AAAm
Moody's:  AAA

INVESTMENT REVIEW
In contrast to the short to neutral maturity strategy held for most of the first half of the year, we began extending the Fund's average maturity in the third quarter. Although we believed that the next move in interest rates would be higher, we also anticipated that the Federal Reserve Board would want a clearer picture of higher inflation and increased economic activity before making an official move. Thus, as general market expectations of higher rates led to a steeper short-term yield curve, we were able to extend the Fund's average maturity position with very little risk.

This strategy proved to be quite effective in adding value to the Fund through the remainder of the year, and we expect to maintain the current investment strategy until inflation pressures begin to surface.

MANAGER OUTLOOK
We expect continued slow to moderate economic growth and modest inflation in the months to come. Given that, we believe that the Federal Reserve Board will remain on hold for the near future, with the money markets trading in a narrow range. Stronger-than-expected economic news may cause some volatility ahead, however any dips in the market may be opportunities to extend the Fund's average maturity out along the yield curve and lock in some higher rates. Overall, we will remain opportunistic, buying when valuations are attractive, and waiting for the market to take a more definite direction.
STATUS AT DECEMBER 31, 1996
Seven day effective yield :  5.45%
Average maturity:  36 days
Net assets:  $1,439 million


                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                        By Asset Type as of December 31, 1996
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

Certificates of Deposit                                                 28%
Repurchase Agreements                                                    6%
Floating Rate Notes                                                      8%
Commercial Paper                                                        42%
Eurodollar Time Deposits                                                16%


We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the Institutional Cash Management Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                                 /s/ Darlene M. Rasel
                                    Darlene Rasel
                               Portfolio Manager of the
                              Cash Management Portfolio
                                  December 31, 1996


----------------------
* Past performance is not indicative of future results. Yields will vary. Although money market funds seek to maintain a share value of $1.00, there is no guarantee that they will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. government.


------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
  Investment in Cash Management Portfolio, at Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  1,439,154,327
  Prepaid Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            28,481
                                                                                                                  -----------------
Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,439,182,808
                                                                                                                  -----------------
LIABILITIES
  Due to Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            50,924
  Dividends Payable . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           416,073
  Accrued Expenses and Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           170,128
                                                                                                                  -----------------
Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           637,125
                                                                                                                  -----------------
NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  1,438,545,683
                                                                                                                  -----------------
                                                                                                                  -----------------
SHARES  OUTSTANDING ($0.001 par value per share, unlimited number of shares of beneficial interest authorized).     1,439,107,510
                                                                                                                  -----------------
                                                                                                                  -----------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding) . . . . . .  $           1.00
                                                                                                                  -----------------
                                                                                                                  -----------------
COMPOSITION OF NET ASSETS
  Paid-in Capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  1,439,107,510
  Accumulated Net Realized Loss from Investment Transactions. . . . . . . . . . . . . . . . . . . . . . . . . .          (561,827)
                                                                                                                  -----------------
NET ASSETS, DECEMBER 31, 1996 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $  1,438,545,683
                                                                                                                  -----------------
                                                                                                                  -----------------



------------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Income Allocated from Cash Management Portfolio, net . . . . . . . . .  . . . . . . . . . . . . . . . .        $    65,794,674
                                                                                                                  -----------------
EXPENSES
  Administration and Services Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                622,176
  Printing and Shareholder Reports. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 23,807
  Registration Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                230,620
  Professional Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  9,840
  Trustees Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  7,351
   Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  8,528
                                                                                                                  -----------------
   Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                902,322
   Less:  Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (280,146)
                                                                                                                  -----------------
      Net Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                622,176
                                                                                                                  -----------------
NET INVESTMENT INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             65,172,498
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 39,523
                                                                                                                  -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $     65,212,021
                                                                                                                  -----------------
                                                                                                                  -----------------


                   See Notes to Financial Statements on Page 7


-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------

                                                                                          FOR THE            FOR THE
                                                                                       YEAR ENDED           YEAR ENDED
                                                                                    DECEMBER 31, 1996   DECEMBER 31, 1995
                                                                                    -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .     $     65,172,498    $     37,475,722
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . .               39,523              69,289
                                                                                    -----------------   -----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . . . .           65,212,021          37,545,011
                                                                                    -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . .          (65,172,498)        (37,475,722)
                                                                                    -----------------   -----------------

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (at Net Asset Value of
 $1.00 per share)
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . . . .       21,940,719,239       9,449,379,844
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . . . .           57,995,451          29,013,898
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . . . .      (21,571,176,052)     (9,131,737,120)
                                                                                    -----------------   -----------------

Net Increase from Capital Transactions in Shares of Beneficial Interest. . . .          427,538,638         346,656,622
                                                                                    -----------------   -----------------

CONTRIBUTION OF CAPITAL
  Proceeds Contributed . . . . . . . . . . . . . . . . . . . . . . . . . . . .               93,110                  --
                                                                                    -----------------   -----------------

TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . .          427,671,271         346,725,911

NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,010,874,412         664,148,501
                                                                                    -----------------   -----------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  1,438,545,683    $  1,010,874,412
                                                                                    -----------------   -----------------
                                                                                    -----------------   -----------------



                       See Notes to Financial Statements on Page 7


-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the Institutional Cash Management Fund.

                                                                                     FOR THE YEAR ENDED
                                                                                         DECEMBER 31,
                                                            --------------------------------------------------------------------
                                                              1996           1995           1994            1993          1992
                                                            --------       --------       --------        --------      --------
PER SHARE OPERATING PERFORMANCE:

NET ASSET VALUE, BEGINNING OF YEAR . . . . . . . . . .     $   1.00       $   1.00       $   1.00        $  1.00       $   1.00
                                                            --------       --------       --------        --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . .         0.05           0.06           0.04           0.03           0.04
  Net Realized Gain (Loss) from Investment Transactions        0.00+          0.00+         (0.01)          0.00+          0.00+
                                                            --------       --------       --------        --------      --------

Total from Investment Operations . . . . . . . . . . .         0.05           0.06           0.03           0.03           0.04
                                                            --------       --------       --------        --------      --------

CONTRIBUTIONS OF CAPITAL . . . . . . . . . . . . . . .         0.00+         --              0.01          --             --
                                                            --------       --------       --------        --------      --------
DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income. . . . . . . . . . . . . . . .        (0.05)         (0.06)         (0.04)         (0.03)         (0.04)
  Net Realized Gain from Investment Transactions . . .        --             --             --             (0.00)+        (0.00)+
                                                            --------       --------       --------        --------      --------
Total Distributions. . . . . . . . . . . . . . . . . .        (0.05)         (0.06)         (0.04)         (0.03)         (0.04)
                                                            --------       --------       --------        --------      --------

NET ASSET VALUE, END OF YEAR . . . . . . . . . . . . .      $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                            --------       --------       --------        --------      --------
                                                            --------       --------       --------        --------      --------

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . .         5.36%++        5.89%          4.18%++        3.05%          3.58%

SUPPLEMENTAL DATA AND RATIOS:

  Net Assets, End of Year (000s omitted) . . . . . . .   $  1,438,546   $  1,010,874     $  664,149    $  1,850,222  $  1,334,517
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . . .         5.24%          5.72%         3.98%           3.01%          3.48%
    Expenses, including expenses of the
      Cash Management Portfolio. . . . . . . . . . . .         0.23%          0.23%         0.23%           0.25%          0.25%
    Decrease Reflected in Above Expense Ratio Due
      to Absorption of Expenses by Bankers Trust . . .         0.04%          0.04%         0.03%           0.02%          0.04%




----------------------------
+   Less than $0.01 per share
++ Increased by approximately 0.01% and 0.91% due to Contributions of Capital for the years ended December 31, 1996 and 1994, respectively.


                     See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
BT Institutional Funds ("the Trust") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Cash Management Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 25, 1990. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1996, the Fund's investment was approximately 44% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B.  INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C.  DIVIDENDS
It is the Fund's policy to declare dividends daily and pay monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D.  FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute its income to shareholders. Therefore, no federal income tax provision is required.

E.  OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Fund's average daily net assets. For the year ended December 31, 1996, this fee aggregated $622,176.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor. Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Edgewood, and previously Signature, may seek reimbursement at an annual rate not exceeding 0.10 of 1% of each Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1996, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.05 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.23 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1996, expenses of the Fund have been reduced by $280,146.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposed expense limitation is 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000 and 1.5% of any excess over $100,000,000.

In 1996, Bankers Trust contributed capital in the amount of $93,110 to reimburse the Fund from long term capital losses incurred in prior years.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood and Signature. None of the trustees so affiliated received compensation for services as trustees of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--CAPITAL LOSS CARRYFORWARD
At December 31, 1996, accumulated net realized capital loss carryforward available as a reduction against future net realized capital gains aggregated $577,344, which will expire in 2002.

--------------------------------------------------------------------------------
INSTITUTIONAL CASH MANAGEMENT FUND

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of BT Institutional Funds:

We have audited the accompanying statement of assets and liabilities of the Institutional Cash Management Fund (one of the Funds comprising BT Institutional Funds) as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Cash Management Fund of BT Institutional Funds as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 12, 1997

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                   DESCRIPTION                             VALUE
   ------                   -----------                             -----

                   CERTIFICATES OF DEPOSIT -  28.50%
 $  15,000,000     ABN Amro Bank,
                      5.40%, 4/03/97 . . . . . . . . . . .     $  15,000,376

                   Abbey National North America:
    35,000,000        5.47%, 3/27/97 . . . . . . . . . . .        35,000,000
    25,000,000        5.51%, 4/08/97 . . . . . . . . . . .        25,000,490

     5,000,000     Australian and New Zealand
                   Banking Group,
                      5.50%, 4/23/97 . . . . . . . . . . .         5,000,983

    20,000,000     Banco Bilbao Vizcaya,
                      5.40%, 3/05/97 . . . . . . . . . . .        20,000,345

    35,000,000     Bank of Montreal,
                      5.50%, 1/02/97 . . . . . . . . . . .        35,000,000

    50,000,000     Bank of Nova Scotia,
                      5.47%, 3/19/97 . . . . . . . . . . .        50,000,000

                   Bank of Tokyo-Mitsubishi Limited:
    10,000,000        5.46%, 2/18/97 . . . . . . . . . . .         9,999,252
    30,000,000        5.46%, 2/21/97 . . . . . . . . . . .        29,997,829
    20,000,000        5.52%, 3/06/97 . . . . . . . . . . .        20,000,000

    10,000,000     Barclays,
                      5.40%, 1/27/97 . . . . . . . . . . .        10,000,048

     5,000,000     Bayerische Landesbank,
                      5.38%, 2/03/97 . . . . . . . . . . .         4,999,983

    10,000,000     Bayerische Vereinsbank,
                      5.44%, 3/17/97 . . . . . . . . . . .         9,999,777

                   Canadian Imperial Bank of Commerce:
    50,000,000        5.42%, 1/07/97 . . . . . . . . . . .        50,000,164
    30,000,000        5.37%, 1/21/97 . . . . . . . . . . .        30,000,000
     2,000,000        5.41%, 1/21/97 . . . . . . . . . . .         2,000,015
    25,000,000        5.39%, 1/31/97 . . . . . . . . . . .        25,000,000
    25,000,000        5.44%, 3/18/97 . . . . . . . . . . .        25,000,521

                   Deutsche Bank:
    25,000,000        5.13%,  3/05/97. . . . . . . . . . .        24,964,695
    16,000,000        5.59%,  3/26/97. . . . . . . . . . .        16,003,602

     2,000,000     First Union National Bank,
                      5.36%, 2/14/97 . . . . . . . . . . .         1,999,727

    40,000,000     Industrial Bank of Japan,
                      5.48%, 1/08/97 . . . . . . . . . . .        40,000,065

    27,000,000     Internationale Nederlanden Bank,
                      5.39%, 1/21/97 . . . . . . . . . . .         27,000,297

 $  25,000,000     J. P. Morgan & Company,
                      5.61%, 3/27/97 . . . . . . . . . . .     $  25,006,943
     3,000,000     Lloyds Bank,
                      5.50%, 1/03/97 . . . . . . . . . . .         3,000,012

     8,000,000     Morgan Guaranty Bank & Trust,
                      5.41%, 1/02/97 . . . . . . . . . . .         8,000,002

                   National Westminster Bank:
    12,000,000        5.51%, 2/24/97 . . . . . . . . . . .        11,995,261
    55,000,000        5.40%, 4/02/97 . . . . . . . . . . .        55,000,352

                   Rabobank:
    11,000,000        5.52%, 1/02/97 . . . . . . . . . . .        11,000,034
    25,000,000        5.46%, 3/19/97 . . . . . . . . . . .        25,000,528
     3,500,000        5.50%, 4/28/97 . . . . . . . . . . .         3,500,392

                   Sanwa Bank:
    75,000,000        5.50%,  1/09/97. . . . . . . . . . .        75,000,290
    15,000,000        5.50%,  1/21/97. . . . . . . . . . .        15,000,165
    17,000,000        5.53%,  1/21/97. . . . . . . . . . .        17,000,192
    15,000,000        5.57%,  2/14/97. . . . . . . . . . .        14,996,981

                   Societe Generale:
    20,000,000        5.52%, 1/09/97 . . . . . . . . . . .        20,000,000
    25,000,000        5.38%, 2/14/97 . . . . . . . . . . .        24,998,013
     5,000,000        5.62%, 4/01/97 . . . . . . . . . . .         4,999,339
    15,000,000        5.65%, 4/01/97 . . . . . . . . . . .        14,999,520

                   Sumitomo Bank:
    28,000,000        5.64%, 1/06/97 . . . . . . . . . . .        28,000,039
    15,000,000        5.69%, 1/14/97 . . . . . . . . . . .        15,000,108

    20,000,000     Swiss Bank Corp.,
                      5.75%, 3/04/97 . . . . . . . . . . .        20,000,000

    25,000,000     Westpac Banking Corp.,
                      5.48%, 3/25/97 . . . . . . . . . . .        25,000,000
                                                              ---------------

TOTAL CERTIFICATES OF DEPOSIT
  (Amortized Cost - $929,466,340). . . . . . . . . . . . .    $  929,466,340
                                                              ---------------
                   COMMERCIAL PAPER* - 41.66%
                   Ameritech Capital Funding Corp.:
    35,000,000        5.29%, 2/05/97 . . . . . . . . . . .     $  34,819,823
    16,000,000        5.31%, 3/06/97 . . . . . . . . . . .        15,848,960

                   Asset Securitization Cooperative Corp.:
    30,000,000        5.31%, 1/29/97 . . . . . . . . . . .        29,876,100
    30,000,000        5.30%, 2/07/97 . . . . . . . . . . .        29,836,583
    30,000,000        5.38%, 2/26/97 . . . . . . . . . . .        29,748,933
    15,000,000        5.37%, 3/18/97 . . . . . . . . . . .        14,829,950


                     See Notes to Financial Statements on Page 15

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                   DESCRIPTION                             VALUE
   ------                   -----------                             -----

 $  23,000,000     Australia Wheat Board,
                      5.40%, 1/13/97 . . . . . . . . . . .     $  22,958,600

    50,000,000     Bank of Nova Scotia,
                      5.32%, 3/04/97 . . . . . . . . . . .        49,542,035

    20,000,000     BBL North  America, Inc.,
                      5.32%, 1/07/97 . . . . . . . . . . .        19,982,267

                   Caisse Des Amortissement
                   De La Dette Sociale:
    25,000,000        5.32%, 1/21/97 . . . . . . . . . . .        24,926,111
     3,600,000        5.30%, 2/21/97 . . . . . . . . . . .         3,572,970
    20,000,000        5.31%, 3/10/97 . . . . . . . . . . .        19,799,400
    25,000,000        5.33%, 3/10/97 . . . . . . . . . . .        24,748,306

    12,000,000     Caisse des Depots et Consignations,
                      5.30%, 2/14/97 . . . . . . . . . . .        11,922,267

    17,500,000     Coca Cola Enterprises, Inc.,
                      5.42%, 1/24/97 . . . . . . . . . . .        17,439,401

    50,000,000     Commerzbank,
                      5.54%, 1/07/97 . . . . . . . . . . .        49,953,833

                   Commonwealth Bank of Australia:
    35,000,000        5.29%, 2/25/97 . . . . . . . . . . .        34,717,132
    21,000,000        5.40%, 3/20/97 . . . . . . . . . . .        20,754,300

                   Delaware Funding Corp.:
    35,000,000        5.30%, 2/20/97 . . . . . . . . . . .        34,742,361
    18,348,000        5.40%, 2/20/97 . . . . . . . . . . .        18,210,390

    35,000,000     Finnish Export Credit Ltd.,
                      5.45%, 1/14/97 . . . . . . . . . . .        34,931,118

    40,000,000     First Boston,
                      5.33%, 1/09/97 . . . . . . . . . . .        39,952,622

                   General Electric Capital Corp.:
     5,000,000        5.41%, 1/10/97 . . . . . . . . . . .         4,993,238
    25,000,000        5.30%, 2/21/97 . . . . . . . . . . .        24,812,292
    31,000,000        5.38%, 3/17/97 . . . . . . . . . . .        30,652,542
    10,000,000        5.34%, 4/29/97 . . . . . . . . . . .         9,824,967
    15,000,000        5.70%, 5/30/97 . . . . . . . . . . .        14,646,125

     6,500,000     Hitachi American Ltd.,
                      5.40%, 3/25/97 . . . . . . . . . . .         6,419,075

                   Heinz (H.J.) Co.:
    17,500,000        5.40%, 1/10/97 . . . . . . . . . . .        17,476,375
    18,000,000        5.40%, 1/13/97 . . . . . . . . . . .        17,967,600
    22,000,000        5.37%, 1/16/97 . . . . . . . . . . .        21,950,775


 $  26,335,000     International Lease Finance,
                      5.32%, 1/06/97 . . . . . . . . . . .     $  26,315,541

    14,000,000     Internationale Nederlanden (U.S.)
                   Funding Corp.,
                      5.35%, 4/14/97 . . . . . . . . . . .        13,785,703

    30,800,000     Kingdom of Spain,
                      5.50%, 3/06/97 . . . . . . . . . . .        30,498,844

                   Kingdom of Sweden:
    20,000,000        5.38%, 1/28/97 . . . . . . . . . . .        19,919,300
     2,169,000        5.60%, 2/14/97 . . . . . . . . . . .         2,154,154
    48,000,000        5.29%, 2/20/97 . . . . . . . . . . .        47,647,333
    40,000,000        5.29%, 2/24/97 . . . . . . . . . . .        39,682,600

     5,000,000     MCI Communications Corp.,
                      5.47%, 4/30/97 . . . . . . . . . . .         4,909,593

                   Merrill Lynch & Co.:
    20,000,000        5.45%, 1/23/97 . . . . . . . . . . .        19,933,389
    40,000,000        5.30%, 1/24/97 . . . . . . . . . . .        39,863,789
    30,000,000        5.34%, 1/27/97 . . . . . . . . . . .        29,884,300
    35,000,000        5.32%, 2/03/97 . . . . . . . . . . .        34,829,317

                   Morgan Stanley Group, Inc.:
    31,500,000        5.32%, 2/10/97 . . . . . . . . . . .        31,313,800
    45,000,000        5.32%, 2/14/97 . . . . . . . . . . .        44,707,400

    50,000,000     National Australia Funding (DE), Inc.,
                      5.41%, 1/06/97 . . . . . . . . . . .        49,962,431

     8,000,000     National Rural Utility Cooperative
                   Financial Corp.,
                      5.30%, 3/11/97 . . . . . . . . . . .         7,918,733

     8,000,000     Pacific Dunlop Holdings, Inc.,
                      5.32%, 1/31/97 . . . . . . . . . . .         7,964,533

    35,000,000     Pfizer, Inc.,
                      5.28%, 3/19/97 . . . . . . . . . . .        34,604,733
                   Receivables Capital Corp.:
    15,000,000        5.50%, 1/03/97 . . . . . . . . . . .        14,995,417
     6,200,000        5.43%, 1/31/97 . . . . . . . . . . .         6,171,945

    25,000,000     Royal  Bank of Canada,
                      5.32%, 1/31/97 . . . . . . . . . . .        24,889,167

                   Sheffield Receivables Corp.:
    20,000,000        5.68%, 1/23/97 . . . . . . . . . . .        19,930,578
    13,000,000        5.35%, 2/03/97 . . . . . . . . . . .        12,936,246
     9,300,000        5.35%, 2/04/97 . . . . . . . . . . .         9,253,009


                     See Notes to Financial Statements on Page 15

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                   DESCRIPTION                             VALUE
   ------                   -----------                             -----

  $  8,100,000     TransAmerica Finance Corp.,
                      5.42%, 1/06/97 . . . . . . . . . . .      $  8,093,903

    25,000,000     Xerox Corp.,
                      5.37%, 1/13/97 . . . . . . . . . . .        24,955,250
    20,000,000     Wool International,
                      5.30%, 1/16/97 . . . . . . . . . . .        19,955,833
                                                             ----------------
TOTAL COMMERICAL PAPER
  (Amortized Cost - $1,358,933,292). . . . . . . . . . . .  $  1,358,933,292
                                                             ----------------

                   EURODOLLAR TIME DEPOSITS - 15.67%
   140,000,000     Banco Bilbao Vizcaya,
                      7.00%, 1/02/97 . . . . . . . . . . .    $  140,000,000

    10,000,000     Bank of America,
                      5.50%,  4/24/97. . . . . . . . . . .        10,000,000

    55,000,000     Bank Austria AG,
                      5.48%, 3/12/97 . . . . . . . . . . .        55,000,000

    25,000,000     Bank of Nova Scotia,
                      5.75%, 1/06/97 . . . . . . . . . . .        25,000,000

                   Bank of Tokyo-Mitsubishi Limited:
    25,000,000        5.532%, 1/09/97. . . . . . . . . . .        25,000,000
    28,000,000        5.50%, 2/14/97 . . . . . . . . . . .        28,000,000

   138,247,384     Chase Manhattan Bank Corp.,
                      7.00%, 1/02/97 . . . . . . . . . . .       138,247,384

    40,000,000     International Nederlanden,
                      5.81%, 3/06/97 . . . . . . . . . . .        40,000,000

    20,000,000     Rabobank,
                      5.50%, 4/30/97 . . . . . . . . . . .        20,000,000
    30,000,000     Toronto Dominion Bank,
                      5.42%, 1/23/97 . . . . . . . . . . .        30,000,000
                                                             ----------------

TOTAL EURODOLLAR TIME DEPOSITS
  (Amortized Cost - $511,247,384). . . . . . . . . . . . .  $    511,247,384
                                                             ----------------

                   FLOATING RATE NOTES - 7.66%
                   American Express Centurion Bank:
                      Monthly Variable Rate,
$   10,000,000        5.634%, 10/28/97 . . . . . . . . . .     $  10,000,000
    10,000,000        5.587%, 11/18/97 . . . . . . . . . .        10,000,000

    25,000,000     Avco Financial Services, Inc.
                   Monthly Variable Rate,
                      5.46%, 11/17/97. . . . . . . . . . .        24,997,820

    25,000,000     Bayerische Landesbank
                   Monthly Variable Rate,
                      5.475%, 1/15/97. . . . . . . . . . .        24,999,310

    10,000,000     Bear Stearns Company, Inc.
                   Monthly Variable Rate,
                      5.867%, 7/17/97. . . . . . . . . . .        10,013,725

    25,000,000     CoreStates Bank
                   Monthly Variable Rate,
                      5.533%, 11/07/97 . . . . . . . . . .        25,000,000

    40,000,000     General Electric Capital Corp.
                   Quarterly Variable Rate,
                      5.469%, 7/08/97. . . . . . . . . . .        40,000,000

    10,000,000     Merrill Lynch & Co.
                   Monthly Variable Rate,
                      5.461%, 10/31/97 . . . . . . . . . .         9,996,721

    25,000,000     PNC Bank Corp.
                   Quarterly Variable Rate,
                      5.568%, 11/25/97 . . . . . . . . . .        24,984,487

                   Wachovia Bank of North Carolina:
                   Monthly Variable Rate,
    20,000,000        5.437%, 3/03/97. . . . . . . . . . .        19,997,552
    25,000,000        5.539%, 4/25/97. . . . . . . . . . .        24,992,767

    25,000,000     Student Loan Marketing Association
                   Weekly Variable Rate,
                      5.24%, 9/28/98 . . . . . . . . . . .        24,995,653
                                                              ----------------
TOTAL FLOATING RATE NOTES
  (Amortized Cost - $249,978,035). . . . . . . . . . . . .   $    249,978,035
                                                              ----------------

                     See Notes to Financial Statements on Page 15

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS DECEMBER 31, 1996
--------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT                   DESCRIPTION                             VALUE
   ------                   -----------                             -----

                REPURCHASE AGREEMENTS - 6.13%
$  150,000,000  Tri-Party Repurchase Agreement
                with Chase Securities,Inc., dated 12/31/96,
                7.50%, principal and interest in the amount
                of $150,062,500, due 1/02/97 (Collateralized
                by Federal National Mortgage Association
                Obligations, par value of $247,618,495,
                5.50% to 11.00%, due 11/01/97 to
                3/01/25, value of $153,000,496). . . . . .      $  150,000,000


 $  50,000,000  Tri-Party Repurchase Agreement
                with NationsBank, dated 12/31/96, 7.375%,
                principal and interest in the amount of
                $50,020,486, due 1/02/97 (Collateralized
                by U.S. Treasury Note, par value of
                $2,703,000, 7.75%, due 1/31/00, value of
                $2,924,761; U.S. Treasury Bills, par value
                of $8,740,000, due 2/06/97 to 6/05/97,
                value of $8,551,830; Federal National
                Mortgage Association Obligations, par value
                of $18,971,071, 6.50%, due 3/28/97 to 4/01/26,
                value of $16,065,699; Tennessee Valley
                Authority, par value of $300,000, due
                10/01/99, value of $323,364; Federal Home
                Loan Bank, par value of $13,110,000, 6.01%
                to 6.91%, due 6/25/97 to 4/30/01, value of
                $12,783,630; and Federal Mortgage Association
                Corp., par value of $11,254,481, 7.00% to
                8.00%, due 5/01/00 to 12/01/26, value of
                $10,351,353).. . . . . . . . . . . . . . .      $   50,000,000
                                                              ----------------

TOTAL REPURCHASE AGREEMENTS
  (Amortized Cost - $200,000,000). . . . . . . . . . . . .      $  200,000,000
                                                              ----------------
TOTAL INVESTMENTS
  (Amortized Cost - $3,249,625,051). .      99.62%           $  3,249,625,051
Other Assets Less Liabilities. . . . .       0.38%                 12,284,641
                                             ------           ----------------
NET ASSETS. . . . . . . . . . . . . . .       100%           $  3,261,909,692
                                             ------           ----------------
                                             ------           ----------------

----------------------------
* Interest rates for Commercial Paper represents discount rates at the time of purchase.

                     See Notes to Financial Statements on Page 15

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
  Investments, at Value. . . . . . . . . . . . . . . . . .     $  3,249,625,051
  Interest Receivable. . . . . . . . . . . . . . . . . . .           12,803,264
  Prepaid Expenses and Other . . . . . . . . . . . . . . .               14,044
                                                               ----------------
Total Assets . . . . . . . . . . . . . . . . . . . . . . .        3,262,442,359
                                                               ----------------
LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . .              494,489
  Accrued Expenses and Other . . . . . . . . . . . . . . .               38,178
                                                               ----------------
Total Liabilities. . . . . . . . . . . . . . . . . . . . .              532,667
                                                               ----------------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .     $  3,261,909,692
                                                               ----------------
                                                               ----------------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . .     $  3,261,909,692
                                                               ----------------
NET ASSETS, DECEMBER 31, 1996. . . . . . . . . . . . . . .     $  3,261,909,692
                                                               ----------------
                                                               ----------------

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest . . . . . . . . . . . . . . . . . . . . . . . .      $  179,419,733
                                                                --------------
EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . .           4,935,288
  Administration and Services Fees . . . . . . . . . . . .           1,645,096
  Professional Fees. . . . . . . . . . . . . . . . . . . .              49,838
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . .               2,365
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . .              50,988
                                                                --------------
  Total Expenses . . . . . . . . . . . . . . . . . . . . .           6,683,575
  Less:  Expenses Absorbed by Bankers Trust. . . . . . . .            (761,230)
                                                                --------------
    Net Expenses . . . . . . . . . . . . . . . . . . . . .           5,922,345
                                                                --------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . . .         173,497,388
                                                                --------------
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS . . . . . .             102,443
                                                                --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . .      $  173,599,831
                                                                --------------
                                                                --------------

                     See Notes to Financial Statements on Page 15
                                          13

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                FOR THE            FOR THE
                                                                              YEAR ENDED          YEAR ENDED
                                                                          DECEMBER 31, 1996    DECEMBER 31, 1995
                                                                          -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income. . . . . . . . . . . . . . . . . . . . . . .      $   173,497,388     $   148,091,392
  Net Realized Gain from Investment Transactions . . . . . . . . . .              102,443             268,537
                                                                           ----------------    ----------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . .          173,599,831         148,359,929
                                                                           ----------------    ----------------
CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . . . .       20,303,004,962      35,062,532,338
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . . . .      (19,831,740,806)    (35,329,985,394)
                                                                           ----------------    ----------------
Net Increase (Decrease) in Net Assets from Capital Transactions. . .          471,264,156        (267,453,056)
                                                                           ----------------    ----------------
CONTRIBUTION OF CAPITAL
  Proceeds Contributed . . . . . . . . . . . . . . . . . . . . . . .            1,113,488                  --
                                                                           ----------------    ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . .          645,977,475        (119,093,127)

NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . . . .        2,615,932,217       2,735,025,344
                                                                           ----------------    ----------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $ 3,261,909,692     $ 2,615,932,217
                                                                           ----------------    ----------------
                                                                           ----------------    ----------------



--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Contained below are selected ratios and supplemental data for each of the years indicated for the Cash Management Portfolio.

                                                                               FOR THE YEAR ENDED DECEMBER 31,
                                                         ------------------------------------------------------------------------
                                                               1996           1995           1994          1993           1992
                                                               ----           ----           ----          ----           ----
SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Year (000s omitted) . . . . . . .   $  3,261,910   $  2,615,932   $  2,735,025  $  1,930,075   $  1,438,688
  Ratios to Average Net Assets:
    Net Investment Income. . . . . . . . . . . . . . .          5.27%          5.77%          4.24%         3.06%          3.52%
    Expenses . . . . . . . . . . . . . . . . . . . . .          0.18%          0.18%          0.18%         0.20%          0.22%
    Decrease Reflected in Above Expense Ratio Due
     to Absorption of Expenses by Bankers Trust. . . .          0.02%          0.02%          0.02%         0.00%+         0.00%+


+  Less than 0.01%.



                     See Notes to Financial Statements on Page 15
                                          14

--------------------------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 ("the Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION
Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investments.

C.  SECURITY TRANSACTIONS AND INTEREST INCOME
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D.  REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

E.  FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1996, this fee aggregated $1,645,096.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31,1996, this fee aggregated $4,935,288.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.18 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1996, expenses of the Portfolio have been reduced by $761,230.

In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio from long term capital losses incurred in prior years.

On September 30, 1996, the Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Prior to September 30, Signature Broker-Dealer Services, Inc. ("Signature") was the Trust's distributor.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood and Signature. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.
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CASH MANAGEMENT PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of the Cash Management
Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Cash Management Portfolio as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Portfolio as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
February 12, 1997


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BT INSTITUTIONAL FUNDS
INSTITUTIONAL CASH MANAGEMENT FUND

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the BT Institutional Funds may be obtained by calling or writing to DST Systems, Inc. or Edgewood Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Institutional Funds:

BT INSTITUTIONAL FUNDS
DST Systems, Inc.
210 West 10th St.
Kansas City, MO  64105

BT INSTITUTIONAL FUNDS
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

You may write to the Institutional Cash Management Fund at the following address:
BT INSTITUTIONAL FUNDS
Clearing Operations
P.O. Box 897
Pittsburgh, PA 15230-0897




A1. The graphic presentation here displayed consists of a pie chart indicating the diversification of portfolio investments of the Institutional Cash Management Fund. The chart is divided into five sections as follows: Repurchase Agreements, 6%; Floating Rate Notes, 8%; Eurodollar Time Deposits, 16%; Certificates of Deposit, 28% and Commercial Paper, 42%.

A2. The graphic presentation here displayed consists of a pie chart indicating the diversification of portfolio investments of Institutional Cash Reserves. The chart is divided into five sections as follows:
Repurchase Agreements, 6%; Floating Rate Notes, 8%; Eurodollar Time Deposits, 16%; Certificates of Deposit, 28% and Commercial Paper, 42%.

A3. The graphic presentation here displayed consists of a pie chart indicating the diversification of portfolio investments of the Institutional Liquid Assets Fund. The chart is divided into five sections as follows: Floating Rate Notes, 9%; Eurodollar Certificates of Deposit, 15%; Yankee Certificates of Deposit, 18%; Eurodollar Time Deposits, 22% and Commercial Paper and U.S. Treasury Bill, 36%.

A4. The graphic presentation here displayed consists of a pie chart indicating the diversification of portfolio investments of the Institutional Treasury Money Fund. The chart is divided into two sections as follows: U.S. Treasury Notes, 37% and Repurchase Agreements, 63%.